UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Severn River Capital Management, LLC
Address: 12 Havemeyer Place
         First Floor
         Greenwich, CT  06830

13F File Number:  028-11087

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christine Glick
Title:     Chief Financial Officer
Phone:     203-971-3600

Signature, Place, and Date of Signing:

 /s/    Christine Glick     Greenwich, CT     August 15, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total:    $461,264 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACUITY BRANDS INC              COM              00508Y102    13945   250000 SH  PUT  SOLE                   250000        0        0
AMDOCS LTD                     ORD              G02602103    12814   421637 SH       SOLE                   421637        0        0
APPLE INC                      COM              037833100    30210    90000 SH  CALL SOLE                    90000        0        0
AT&T INC                       COM              00206R102    10994   350000 SH  PUT  SOLE                   350000        0        0
BIGBAND NETWORKS INC           COM              089750509     6098  2810139 SH       SOLE                  2810139        0        0
CHECK POINT SOFTWARE TECH LT   ORD              M22465104    15181   267039 SH       SOLE                   267039        0        0
EXPRESS SCRIPTS INC            COM              302182100    14369   266200 SH       SOLE                   266200        0        0
FIRST BANCORP P R              COM NEW          318672706     1080   250557 SH       SOLE                   250557        0        0
HARMONIC INC                   COM              413160102    10555  1459900 SH       SOLE                  1459900        0        0
INTERDIGITAL INC               COM              45867G101    12260   300128 SH       SOLE                   300128        0        0
KRAFT FOODS INC                CL A             50075N104    21492   610059 SH       SOLE                   610059        0        0
NEWMONT MINING CORP            COM              651639106    14302   265000 SH       SOLE                   265000        0        0
NOVATEL WIRELESS INC           COM NEW          66987M604    14352  2619021 SH       SOLE                  2619021        0        0
PHILIP MORRIS INTL INC         COM              718172109     8680   130000 SH       SOLE                   130000        0        0
POPULAR INC                    COM              733174106    25855  9367795 SH       SOLE                  9367795        0        0
RED HAT INC                    COM              756577102    13770   300000 SH       SOLE                   300000        0        0
SOLARWINDS INC                 COM              83416B109    12680   485065 SH       SOLE                   485065        0        0
SOURCEFIRE INC                 COM              83616T108     5710   192134 SH       SOLE                   192134        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103   171561  1300000 SH  PUT  SOLE                  1300000        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911K102    12406   238762 SH       SOLE                   238762        0        0
VEECO INSTRS INC DEL           COM              922417100    10692   220865 SH       SOLE                   220865        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104    11169   300000 SH  PUT  SOLE                   300000        0        0
VIRNETX HLDG CORP              COM              92823T108     3706   128048 SH       SOLE                   128048        0        0
VIVUS INC                      COM              928551100     7383   907019 SH       SOLE                   907019        0        0